Receivables and Other Assets - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 3,154,080	₩ 2,829,163
Other accounts receivable	474,048	169,313
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,154,540	2,829,640
Other accounts receivable	486,442	182,042
Gross carrying amount [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,119,914	2,807,598
Other accounts receivable	208,086	177,689
Gross carrying amount [member] | Current [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	34,626	21,558
Other accounts receivable	3,512	3,148
Gross carrying amount [member] | Current [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0	454
Other accounts receivable	598	441
Gross carrying amount [member] | Current [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0	30
Other accounts receivable	61	96
Gross carrying amount [member] | Current [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0
Other accounts receivable	274,185	668
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(460)	(477)
Other accounts receivable	(3,322)	(1,281)
Accumulated impairment [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(454)	(473)
Other accounts receivable	(3,292)	(816)
Accumulated impairment [member] | Current [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(6)	(4)
Other accounts receivable	(1)	(26)
Accumulated impairment [member] | Current [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0
Other accounts receivable	(4)	(4)
Accumulated impairment [member] | Current [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0
Other accounts receivable	0	(1)
Accumulated impairment [member] | Current [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	0
Other accounts receivable	₩ (25)	₩ (434)